Organization and Basis of Presentation - Summary of Hotels Owned, Franchised, Managed, and Number of Associated Rooms (Detail)	Sep. 30, 2014 Hotel Room	Dec. 31, 2013 Room Hotel	Sep. 30, 2013 Hotel Room	Dec. 31, 2012 Hotel Room	Dec. 31, 2011 Hotel Room
Investment Holdings [Line Items]
Number of hotels	854	834	836	846	828
Number of rooms	85,500	83,700	84,400	85,900	84,300
Owned [Member]
Investment Holdings [Line Items]
Number of hotels	352		355
Number of rooms	44,800		45,200
Owned [Member] | La Quinta [Member]
Investment Holdings [Line Items]
Number of hotels		342		371	371
Number of rooms		43,500		47,000	47,000
Owned [Member] | Baymont [Member]
Investment Holdings [Line Items]
Number of hotels				11	12
Number of rooms				1,200	1,300
Joint Venture [Member]
Investment Holdings [Line Items]
Number of hotels	1		1
Number of rooms	200		200
Joint Venture [Member] | La Quinta [Member]
Investment Holdings [Line Items]
Number of hotels		1		1	1
Number of rooms		200		200	200
Previously Managed Hotels [Member]
Investment Holdings [Line Items]
Number of hotels			14
Number of rooms			1,700
Previously Managed Hotels [Member] | La Quinta [Member]
Investment Holdings [Line Items]
Number of hotels		14		14	14
Number of rooms		1,700		1,700	1,700
Franchised [Member]
Investment Holdings [Line Items]
Number of hotels	501		466
Number of rooms	40,500		37,300
Franchised [Member] | La Quinta [Member]
Investment Holdings [Line Items]
Number of hotels		477		449	430
Number of rooms		38,300		35,800	34,100